Equity method investments, net - Narratives (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term investments, net
Income (Loss) from equity method investments, excluding impairment	¥ 583,406	¥ 95,505	¥ (211,559)
Impairment losses from equity investments accounted for using equity method	¥ 46,843	¥ 59,651	¥ 264,292